U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 49

                            REGISTRATION STATEMENT
                   UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 80


                                BBH FUND, INC.

              (Exact Name of Registrant as Specified in Charter)
                      40 Water Street, Boston, MA 02109
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (800) 625-5759

                              Christopher Cecil
                 40 Water Street, Boston, Massachusetts 02109
                   (Name and Address of Agent for Service)

                                   Copy to:
                        John E. Baumgardner, Jr., Esq.
                             Sullivan & Cromwell
                  125 Broad Street, New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately  upon  filing  pursuant  to  paragraph  (b)
[X]  on December 31, 2002 pursuant to paragraph  (b)
[ ]  60 days after  filing  pursuant  to  paragraph  (a)(1)
[ ]  on (date) pursuant  to  paragraph  (a)(1)
[ ]  75 days after  filing  pursuant  to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest (par value $.001)







                                    BROWN
                                   BROTHERS
                                   HARRIMAN

                                  PROSPECTUS


                    BBH INFLATION-INDEXED SECURITIES FUND
                                CLASS A SHARES



Preliminary Prospectus Dated December 11, 2002
Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


Neither The Securities And Exchange Commission (SEC) Nor Any State Securities Commission Has Approved Or Disapproved Of These Securities Or Passed Upon The Adequacy Or Accuracy Of This Prospectus. Any Representation To The Contrary Is A Criminal Offense.

CONTENTS
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INVESTMENT OBJECTIVE

PRINCIPAL INVESTMENT STRATEGIES

PRINCIPAL RISK FACTORS

FUND PERFORMANCE

FEES AND EXPENSES OF THE FUND

INVESTMENT ADVISER

SHAREHOLDER INFORMATION

FINANCIAL HIGHLIGHTS



INVESTMENT OBJECTIVE
------------------------------------------------------------------------------

The investment objective of the Fund is to provide investors with a high level of current income consistent with minimizing price fluctuations in net asset value (NAV) and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------

Under normal circumstances the Investment Adviser invests at least 80% of the net assets of the Fund in securities that are structured to provide protection against inflation. Such securities are commonly referred to as Inflation-Indexed Securities or IIS. Unlike traditional notes and bonds, which pay a stated rate of interest in dollars an are redeemed at their par amounts, IIS have regular adjustments to their interest payments and redemption value to compensate for the loss of purchasing power from inflation. The Fund's income will be comprised primarily of coupon interest payments and inflation adjustments to IIS held. Both of the components will be accrued daily and paid monthly to shareholders. The average maturity of the Fund's portfolio varies within a two to ten-year time frame.

The Investment Adviser may invest the assets of the Fund in IIS issued by the U.S. Government, its agencies or instrumentalities (including mortgage backed securities), sovereign foreign governments and their agencies or instrumentalities and, U.S. and foreign corporations and banks. All IIS purchased by the Investment Adviser must be rated at least A by Moody's Investors Service or Standard & Poor's Corporation (or, if unrated, determined by the Investment Adviser to be of comparable quality).
The Investment Adviser may invest the assets of the Fund in U.S. Government securities or securities of its agencies or instrumentalities which are not indexed to inflation, if at any time the Investment Adviser believes that there is an inadequate supply of appropriate IIS in which to invest or if the Investment Adviser believes that these issues will provide superior returns or liquidity. The Investment Adviser buys from among the available issues those securities that will provide the maximum relative value to the Fund. In response to adverse market, economic, political and other conditions, the Investment Adviser may also make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

The Investment Adviser may buy and sell securities denominated in currencies other than the U.S. dollar, and interest, dividends and sale proceeds are received in currencies other than the U.S. dollar. The Investment Adviser enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. Futures contracts on indexes may be entered into for the Fund solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased. Forward foreign exchange contracts may be entered into on behalf of the Fund in order to protect the dollar value of securities denominated in foreign currencies that are held or intended to be purchased.

PRINCIPAL RISK FACTORS
------------------------------------------------------------------------------

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund.

The Principal Risks Of Investing In The Fund Are:

Market Risk:
This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

Interest Rate Risk:
As interest rates rise, bond prices fall. Generally, bonds with longer maturities are more sensitive to interest rate movements than those with shorter maturities.

"Real" interest rates (the market rate of interest less the rate of inflation) change over time either because of a change in what investors require for lending their money or an anticipated change in the rate of inflation. IIS prices will move up or down when real rates change, since these securities were sold originally based upon a "real" interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of IIS and the share price of the Fund will fall.

The IIS Market:
IIS in which the Fund may invest are relatively new securities subject to possible illiquidity. It is not possible to predict with assurance how the market for IIS will mature. While the U.S. Treasury expects that there will be an active secondary market for IIS issued by it, that market may not be as active or liquid as the secondary market for fixed-principal Treasury securities. As a result, there may be larger spreads between bid and asked prices for such IIS than the bid-asked spreads for fixed principal securities with the same remaining maturity. Larger bid-asked spreads ordinarily result in higher transaction costs and, thus, lower overall returns.

Indexing Methodology:
IIS's principal and interest will be adjusted for inflation as measured by a predetermined index such as the Consumer Price Index. The Fund's performance could be effected if the index used does not accurately reflect the true rate of inflation.

Credit Risk:
Credit risk is the likelihood that an issuer will default on interest or principal payments. The Investment Adviser invests in bonds with a rating of A or better, which reduces the Fund's exposure to credit risk.

Mortgage Risks:
Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates.

Derivatives Risk:
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign Investment Risk:
Investing in securities of foreign issuers involves risks not typically associated with investing in securities of domestic issuers.

Changes in political or social conditions, diplomatic relations, or limitation on the removal of funds or assets may adversely affect the value of the investments of the Fund. Changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. The economies of individual foreign nations differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to interest paid to the Fund by domestic issuers.

Because foreign securities generally are denominated and pay interest in foreign currencies, and the Fund holds various foreign currencies from time to time, the value of the net assets of the Fund as measured in U.S. dollars is affected favorably or unfavorably by changes in exchange rates. The Fund also incurs costs in connection with conversion between various currencies.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.


FUND PERFORMANCE
------------------------------------------------------------------------------

The bar chart and table below give an indication of the Fund's risks. The chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance as well as an index of funds with similar objectives.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will do in the future.

[GRAPHIC ILLUSTRATION]
The graphic presentation displayed here consists of a bar chart representing the annual total returns of the BBH Inflation-Indexed Securities Fund as of the calendar year-end for each of nine years.
The `y' axis reflects the "% Total Return" beginning with "-5.00%" and increasing in increments of 5.00% up to 15.00%.
The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2001. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 2001. The percentages noted are: 7.00%, (2.36)%, 12.78%, 3.47%,
2.29%, 4.67%, 3.46%, 13.34% and 8.42%, respectively.

HIGHEST AND LOWEST RETURN FOR CLASS N SHARES* (QUARTERLY 2001)
------------------------------------------------------------------------------
                                          Return                  Quarter
Ending
Highest                                    4.61%                  3/31/00
Lowest                                   (1.76)%                  3/31/94

AVERAGE ANNUAL TOTAL RETURNS FOR CLASS N SHARES* (THROUGH DECEMBER 31, 2001)
------------------------------------------------------------------------------
                                                 1 Year   5 Years  Life of Fund
                                                                 (Since 7/23/92)
Return Before Taxes                               8.42%    6.36%    5.63%
Return After Taxes on Distributions**             6.04%    4.09%    3.38%
Return After Taxes on Distributions
and Sale of Fund Shares                           5.14%    3.95%    3.37%
3-Year Treasury (reflects no deduction
for fees, expenses or taxes)1                     9.21%    7.04%    6.29%
Salomon Brothers Inflation Link Securities Index
(reflects no deduction for fees, expenses or taxes)
                                                  7.92%    NA          NA

--------------------------------------------------------------------------------

* The total returns shown here are for Class N shares which is another class of shares offered by the Fund. Class N shares are not offered in this prospectus for the Fund's Class A shares. The total returns for Class N shares are disclosed here because Class A shares have only been offered since December 31, 2002. These total returns would be substantially similar to the annual returns for Class A shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A shares will exceed those of the Class N shares.

**    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. And after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

1 Index performance is calculated from March 28, 1997 (commencement). Since IIS's reduce the uncertainty of inflation, the Investment Adviser believes that the volatility of the 10-year IIS is closest to the volatility of a 3-year Treasury.

FEES AND EXPENSES OF THE FUND
------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

Shareholder Fees
------------------------------------------------------------------------------
(Fees paid directly from an investor's account)

Maximum Sales Charge (Load)

Imposed on Purchases
                                                               3.00%

Maximum Deferred Sales Charge (Load)                           None

Maximum Sales Charge (Load)

Imposed on Reinvested Dividends                                None

Redemption
Fee                                                            None

Exchange
Fee                                                            None

Annual Fund Operating Expenses
------------------------------------------------------------------------------
(Expenses that are deducted from Fund assets as a percentage of average net assets)

Other Expenses
      Administration Fee                              0.10%
      Expense Payment Agreement1                      0.85%
Total Annual Fund Operating Expenses                  0.95%

1 The expense payment arrangement is a contractual arrangement which limits the total annual fund operating expenses for Class A shares to 0.95%. Included within the expense payment agreement is a management fee of 0.25%, a 12b-1 Distribution fee of 0.30% and a shareholder servicing/eligible institution fee of 0.25%.

EXAMPLE
------------------------------------------------------------------------------
This example is intended to help an investor compare the cost of investing in the Fund's Class A shares to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund's Class A shares for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Fund's Class A shares operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

                1 YEAR      3 YEARS       5 YEARS     10 YEARS

                 $397        $603          $825        $1,466

INVESTMENT ADVISER
------------------------------------------------------------------------------

The Investment Adviser to the Fund is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. The firm is subject to examination and regulation by the Superintendent of Banks of the State of New York and by the Department of Banking of the Commonwealth of Pennsylvania. The firm is also subject to supervision and examination by the Commissioner of Banks of the Commonwealth of Massachusetts. The Investment Adviser is located at 140 Broadway, New York, NY 10005.

The Investment Adviser provides investment advice and portfolio management services to the Fund. Subject to the general supervision of the Directors of BBH Fund, Inc. (the Corporation), the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund's investments. The Investment Adviser also analyzes and monitors economic trends, monetary policy and bond credit ratings on a continuous basis. The holdings of the Fund are regularly reviewed in an effort to enhance returns. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At September 30, 2002, it managed total assets of approximately $34 billion.

A team of individuals manages the Fund's portfolio on a day-to-day basis. This team includes Mr. Glenn E. Baker, Mr. Gregory S. Steier and Mr. James J. Evans. Mr. Baker holds both a B.A. and a M.B.A. from the University of Michigan and is a Chartered Financial Analyst. He joined Brown Brothers Harriman in 1991. Mr. Steier holds a B.S. and a M.B.A. from New York University. He joined Brown Brothers Harriman in 1992. Mr. Evans holds a B.S. from the University of Delaware and a M.B.A. from New York University and is a Chartered Financial Analyst. He joined Brown Brothers Harriman in 1996.

The Investment Adviser receives an annual investment advisory fee of 0.25% of the Fund's average daily net assets. The Investment Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

SHAREHOLDER INFORMATION
------------------------------------------------------------------------------

Net Asset Value
The Corporation normally determines the Fund's NAV per share once daily at 4:00 P.M., Eastern time on each day the New York Stock Exchange is open for regular trading. The determination of the Fund's NAV is made by subtracting from the value of the total assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

The Corporation values the assets in the Fund's portfolio on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets are valued at fair value in accordance with procedures established by the Directors of the Corporation. A security or other asset held by the Fund may also be fair valued if events materially affecting the price of the security or other asset occur between the time the exchange on which the security or other asset is traded closes and the time the Fund values its assets.

The NAV of the Fund's shares may change on day when shareholders will not be able to purchase or redeem Fund shares.

Description Of Share Classes
The Fund offers three share classes: Class A Shares, Class I Shares and Class N Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A shares. Each share Class has different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-625-5759 for more information concerning the other classes.

Purchase Of Shares
The Corporation reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the NAV is calculated. The Corporation then executes purchases of Fund shares at the NAV per share next determined after the Corporation receives the purchase order, including acceptable payment for such order. Shares are entitled to dividends declared, if any, starting as of the first business day following the day the Corporation executes the purchase order on the books of the Corporation.

An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

An investor who does not have an account with an Eligible Institution or a Financial Intermediary must place purchase orders for Fund shares with the Corporation through Forum Shareholder Services, LLC, the Fund's Transfer Agent. Such an investor has such shares held directly in the investor's name on the books of the Corporation and is responsible for arranging for the payment of the purchase price of Fund shares. The Corporation executes all purchase orders for initial and subsequent purchases at the NAV per share next determined after the Corporation's Transfer Agent has received payment in the form of a cashier's check drawn on a U.S. bank, a check certified by a U.S. bank or a wire transfer.

The required minimum initial investment for Fund shares purchased through the Transfer Agent is $1,500. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

By Systematic Investment Program
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program
(SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

Sales Charge When You Purchase
Class A shares are sold at NAV, plus a sales charge as listed below:
Class A Shares
                                   Sales Charge          Sales Charge
                                   as a Percentage       as a Percentage
                                   of Public             of NAV
Purchase Amount1                   Offering Price
Less than $50,000                  3.00%                 3.09%
$50,000 but less than              2.50%                 2.56%
$100,000
$100,000 but less than             2.00%                 2.04%
$250,000
$250,000 but less than             1.50%                 1.52%
$500,000
$500,000 but less than $1          1.25%                 1.27%
million
$1 million or greater1             0.00%                 0.00%

1 No sales charge is imposed for Class A Shares purchased through financial intermediaries that do not receive sales charge dealer concessions. Additionally, no sales charge is imposed on Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee for services. Trades over $1 million qualify for the large ticket transaction program which have a CDSC associated with it. See "Redemption of Shares".
------------------------------------------------------------------------------

Redemption Of Shares
The Corporation executes redemption requests at the next NAV calculated after the Corporation receives the redemption request. Shares continue to earn dividends declared, if any, through the business day that the Corporation executes the redemption request on the books of the Corporation.

Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. The Corporation pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

A contingent deferred sales charge of 0.75% of any redemption amount over $1 million will apply to Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

 Shareholders may redeem shares held directly in the name of a shareholder on the books of the Corporation by submitting a redemption request to the Corporation through the Shareholder Servicing Agent. The Corporation pays proceeds resulting from such redemption directly to the shareholder generally on the next business day after the redemption request is executed.

Redemptions By The Corporation
The Shareholder Servicing Agent has established a minimum account size of $1,500. If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares, the Corporation reserves the right to redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Corporation notifies the shareholder and allows the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution and each Financial Intermediary may establish and change from time to time for their respective customers a minimum account size, each of which may be lower than that established by the Shareholder Servicing Agent.

Systematic Withdrawal Program
You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Further Redemption Information
Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

The Corporation has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Corporation makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. The Corporation does not expect to make in-kind distributions, but if it does, the Corporation will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Corporation's net assets, whichever is less.

The Corporation may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit. Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Dividends And Distributions
The Corporation declares and pays to shareholders substantially all of the Fund's net income as a dividend monthly, and substantially all of the Fund's realized net capital gains, if any, annually as a capital gains distribution. The Corporation may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. The Corporation pays dividends and capital gains distributions to shareholders of record on the record date.

Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Corporation elects to have dividends and capital gains distributions paid in cash, the Corporation automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Eligible Institution and each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

Taxes
Dividends are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. Capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

The Fund's fiscal year end is October 31. As this is the Fund's first fiscal year, financial information is not yet available.


MORE INFORMATION ON THE FUNDS IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

Annual/Semi-Annual Report
Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund's performance during its last fiscal year.

Statement Of Additional Information (Sai)
Provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

To Obtain Information Or Make Shareholder Inquiries:
By telephone:                       Call 1-800-625-5759

By mail write to the Funds' Shareholder Servicing Agent:
                              Brown Brothers Harriman
                              59 Wall Street
                              New York, New York 10005

By E-mail send your request to:     bbhfunds@bbh.com

On the Internet:
Text-only versions of Fund documents can be viewed online or downloaded from:
                              Brown Brothers Harriman & Co.
                              http://www.bbh.com
                              SEC  http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number: 811-06139.

--------
1






                                    BROWN
                                   BROTHERS
                                   HARRIMAN

                     STATEMENT OF ADDITIONAL INFORMATION

                    BBH INFLATION-INDEXED SECURITIES FUND

                 40 Water Street, Boston, Massachusetts 02109
                                Class N shares
                                Class I shares
                                Class A shares

Preliminary Statement of Additional Information Dated December 11, 2002 Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

     BBH Inflation-Indexed Securities Fund (the "Inflation-Indexed Securities Fund" or the "Fund") is a separate series of BBH Fund, Inc. (the "Corporation"), and is a management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently offers three classes of shares designated as Class N shares, Class I shares and Class A shares, respectively. The Corporation is a Maryland corporation organized on July 16, 1990. The Inflation-Indexed Securities Fund is designed to enable investors to be invested in a portfolio of securities that are structured to provide protection against inflation. The Inflation-Indexed Securities Fund's investment objective is to provide investors with a high level of current income consistent with minimizing price fluctuations in NAV and maintaining liquidity. There can be no assurance that the investment objective of the Fund will be achieved.

     The Annual Report of the Fund October 31, 2002 has been filed with the Securities and Exchange Commission ("SEC") pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report will be provided without charge to each person receiving this Statement of Additional Information.

     Brown Brothers Harriman & Co. ("Brown Brothers Harriman") is the investment adviser (the "Investment Adviser") to the Fund. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses for the Fund dated February 28, 2002 (Class N shares and Class I shares), and dated December 31, 2002 (Class A Shares) a copy of which may be obtained from the Corporation at the address noted above.

                              Table of Contents

                                                                          Page

Investments . . . . . . . . . .
         Investment Objective and Policies  . . . . . . . . .
         Investment Restrictions  . . . . . . . . . . . . . .
Management . . . . . . . .
         Board of Directors . . . . . . . . . . . . . . .
         Code of Ethics . . . . . . . .
         Investment Adviser . . . . . . . . . . . . . . . . .
         Administrator  . . . . . . . . . . . . . . . . . . .
         Distributor  . . . . . . . . . . . . . . . . . . . .
         Shareholder Servicing Agent . . . . . . .
         Financial Intermediaries . . . . . . .
         Eligible Institutions . . . . . .
         Expense Payment Agreement
         Custodian, Transfer and Dividend Disbursing Agent
         Independent Auditors
Net Asset Value  . . . . . . . . . . . . .
Computation of Performance . . . . . . . . . . . . .
Purchases and Redemptions
Federal Taxes  . . . . . . . . . . . . . . . . . . .
Description of Shares  . . . . . . . . . . . . . . .
Portfolio Brokerage Transactions . . . . . . . . . . . . . . .
Note Ratings . . . . . . . . . . . . . . . . . . . .
Additional Information . . . . . . . . . . . . . . .
Financial Statements . . . . . . . . . . . . . . . .


                                 INVESTMENTS

                      INVESTMENT OBJECTIVE AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund. In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

     The U.S. Treasury has issued Inflation-Indexed Securities ("IIS") as five-year, ten-year and thirty-year maturities. U.S. Government agencies, foreign governments and corporate issuers have also issued these types of securities. IIS may be "stripped" of their interest and principal components and purchased as separate instruments.

     U.S. Treasury IIS provide for semi-annual payments of interest and a payment of principal at maturity. Each interest payment will be adjusted up or down to take into account any inflation or deflation that occurs between the issue date of the security and the interest payment date. The principal amount of a U.S. Treasury IIS will be adjusted up at maturity to take into account the inflation that occurred between the issue date of the security and its maturity date. The repayment of principal will never be less than the original face or par amount of the security at issuance. All inflation adjustments will be based on changes in the non-seasonally adjusted U.S. City Averages All Items Consumer Price Index for All Urban Consumers, which is published monthly by the index as reported for the third preceding month. Each semi-annual payment of interest will be determined by multiplying a single fixed semi-annual payment of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with the changes in the adjusted principal of the security. These securities trade for purchases and sales with a daily inflation adjustment to their par amount.

     The inflation adjustment and the coupon interest on recently issued IIS result in a yield that approximates the nominal yield available on similar maturity U.S. Treasury securities, however this may or may not be true in the future depending on the market's projection of future inflation rates versus current inflation rates.

     The calculation of the inflation index ratio for IIS issued by the U.S. Treasury incorporates an approximate three-month lag, which may have an effect on the trading price of the securities, particularly during periods of significant, rapid changes in the inflation index. To the extent that inflation has increased during the three months prior to an interest payment, that interest payment will not be protected from the inflation increase. Further, to the extent that inflation has increased during the final three months of a security's maturity, the final value of the security will not be protected against that increase, which will negatively impact the value of the security. Additionally, there is disagreement among financial market professionals as to whether the Consumer Price Index actually reflects the true rate of inflation. If the market perceives that the adjustment mechanism of the IIS does not accurately adjust for inflation, the value of the IIS could be adversely affected. In the event of sustained deflation, the amount of the semi-annual interest payments, the inflation-adjusted principal of the security and the value of any stripped components will decrease.

     The Investment Adviser currently believes that the market for IIS will be sufficient to permit the Fund to pursue its investment objective. However, should the market for IIS issued by the U.S. Treasury and other issuers prove less active than anticipated by the Investment Adviser, the Investment Adviser is authorized to treat such an environment as an abnormal market condition. This means that the Investment Adviser may purchase other types of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, in excess of 20% of the Fund's total assets.

     In response to adverse market, economic, political or other conditions, the Investment Adviser may make temporary investments for the Fund that are not consistent with the Fund's investment objective and principal investment strategies of the Fund. Such investments may prevent the Fund from achieving its investment objective.

                              Equity Investments
     Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

                              Hedging Strategies
     Options on Fixed Income Securities. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on fixed income securities may be purchased for the Fund. Also subject to applicable laws and regulations and as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, but also to enhance the income of the Fund, options on fixed income securities may be written for the Fund. A call option on fixed income securities gives the purchaser of the option the right to buy the underlying securities at a fixed price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell the underlying securities at a fixed price at any time during the option period. To liquidate a put or call option position, a closing sale transaction may be made at any time prior to the expiration of the option which involves selling the option previously purchased.

     The effectiveness of purchasing options on fixed income securities as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio of the Fund being hedged correlate with price movements of the fixed income securities selected. The value of these options depends upon future movements in the level of interest rates as reflected in the price of the underlying fixed income securities before the expiration of the option. Accordingly, the successful use of options on fixed income securities for the Fund is subject to the Investment Adviser's ability to select appropriate underlying fixed income securities and to predict future interest rate movements over the short term in the overall market. Brokerage costs are incurred in the purchase of options on fixed income securities and the incorrect choice of underlying fixed income securities or an incorrect assessment of future interest rate movements may result in poorer overall performance than if such an option had not been purchased.

     The Corporation intends to write (sell) covered put and call options on optionable fixed income securities on behalf of the Fund. Call options written by the Corporation give the holder the right to buy the underlying securities during the term of the option at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund during the term of the option at a stated exercise price. Call options are covered, for example, when the Fund owns the underlying securities, and put options are covered, for example, when the Fund has established a segregated account of cash and U.S. Government securities which can be liquidated promptly to satisfy any obligation to purchase the underlying securities. The Corporation may also write straddles (combinations of puts and calls on the same underlying security) on behalf of the Fund.

     The Fund receives a premium from writing a put or call option, which increases the Fund"s gross income in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. By writing a call option, the Corporation limits the opportunity of the Fund to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Corporation assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

     The Corporation may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. It is possible, however, that illiquidity in the options markets may make it difficult from time to time for the Corporation to close out its written option positions. Also, the securities exchanges have established limitations on the number of options which may be written by an investor or group of investors acting in concert. It is not contemplated that these position limits will have any adverse impact on the Corporation's portfolio strategies.

     Futures Contracts on Fixed Income Securities. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, futures contracts on fixed income securities ("Futures Contracts") may be entered into for the Fund, although the current intention is not to do so in such a manner that more than 5% of the Fund's net assets would be at risk. For the same purpose, put and call options on interest rate futures contracts may be entered into for the Fund.

     In order to assure that the Fund is not deemed a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Fund enters into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets.

     Futures Contracts are used to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position.

     In  general,   each   transaction   in  Futures   Contracts   involves
the establishment of a position which is expected to move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund would rise in value by an amount which approximately offsets the decline in value of the portion of the investment that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized. There is also the risk of a potential lack of liquidity in the secondary market.

     The effectiveness of entering into Futures Contracts as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the fixed income securities selected. The value of a Futures Contract depends upon future movements in the price of the fixed income securities before the closing out of the Futures Contract. Accordingly, the successful use of Futures Contracts for the Fund is subject to the Investment Adviser's ability both to select appropriate fixed income securities and to predict future price movements over the short term in those securities. The incorrect choice of fixed income securities or an incorrect assessment of future price movements over the short term in those securities may result in poorer overall performance than if a Futures Contract had not been purchased. Brokerage costs are incurred in entering into and maintaining Futures Contracts.

     When the Fund enters into a Futures Contract, it may be initially required to deposit with the custodian, in a segregated account in the name of the broker performing the transaction, an "initial margin" of cash, U.S. Government securities or other high grade short-term obligations equal to approximately 3% of the contract amount. Initial margin requirements are established by the exchanges on which Futures Contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges. Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the Futures Contract which will be returned upon the proper termination of the Futures Contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or eligible securities called "variation margin", with its futures contract clearing broker, which are reflective of price fluctuations in the Futures Contract.

     Currently, interest rate Futures Contracts can be purchased on debt securities such as U.S. Treasury bills and bonds, U.S. Treasury notes with maturities between 61/2 to 10 years, GNMA certificates and bank certificates of deposit. As a purchaser of an interest rate Futures Contract, the Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of an interest rate Futures Contract, the Fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

     Exchanges may limit the amount by which the price of a Futures Contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

     Another risk which may arise in employing Futures Contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to Futures Contracts (and thereby the Futures Contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. Another such risk is that the price of the Futures Contract may not move in tandem with the change in prevailing interest rates against which the Fund seeks a hedge. An interest rate correlation may be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

     Over-the-counter (OTC) options purchased are treated as not readily marketable.

                          Forward Exchange Contracts
     Foreign exchange contracts are made with currency dealers, usually large commercial banks and financial institutions. Although foreign exchange rates are volatile, foreign exchange markets are generally liquid with the equivalent of approximately $500 billion traded worldwide on a typical day.

     While the Portfolio may enter into foreign currency exchange transactions to reduce the risk of loss due to a decline in the value of the hedged currency, these transactions also tend to limit the potential for gain. Forward foreign exchange contracts do not eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly unlikely.

     The Investment Adviser, on behalf of the Fund, enters into forward foreign exchange contracts in order to protect the dollar value of all investments in IIS denominated in foreign currencies. The precise matching of the forward contract amounts and the value of the securities involved is not always possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures.

                        Loans of Portfolio Securities
     Loans up to 30% of the total value of the securities of the Fund are permitted. Securities of the Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. By lending securities, the Fund's income can be increased by its continuing to receive income on the loaned securities as well as by the opportunity to receive income on the collateral. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Corporation in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. Reasonable finders' and custodial fees may be
paid in connection with  a  loan.  In  addition,   all  facts  and
circumstances,   including  the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities of the Fund are not loaned to Brown Brothers Harriman or to any affiliate of the Corporation or Brown Brothers Harriman.

                 When-Issued and Delayed Delivery Securities
     Securities may be purchased for the Fund on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities, if any, are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no income accrues to the Fund until delivery and payment take place. At the time the commitment to purchase securities for the Fund on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities are reflected each day in determining the Fund's NAV. At the time of its acquisition, a when-issued or delayed delivery security may be valued at less than the purchase price. On delivery dates for such transactions, such obligations are met from maturities or sales of securities and/or from cash flow. If the right to acquire a when-issued or delayed delivery security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued or delayed delivery commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments.

                          U.S. Government Securities
     Assets of the Fund may be invested in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities which are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association (FNMA) and the U.S. Postal Service, each of which has a limited right to borrow from the U.S. Treasury to meet its obligations, and securities of the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (FHLMC) and the Student Loan Marketing Association, the obligations of each of which may be satisfied only by the individual credit of the issuing agency. Securities which are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through securities of the
Government  National Mortgage   Association   (GNMA),   the  Farmers  Home
Administration  and  the Export-Import   Bank.  There  is  no  percentage
limitation  with  respect  to investments in U.S. Government securities.

                          Mortgage-Backed Securities
     Assets of the Fund also include mortgage-backed securities (MBS) which are issued by, or are collateralized by securities guaranteed by, the U.S. Government, its agencies or instrumentalities. These securities represent an undivided interest in a pool of residential mortgages. These securities, including those issued by GNMA, FNMA and FHLMC, provide investors with payments consisting of both interest and principal as the mortgages in the underlying pools are repaid. Unlike conventional bonds, MBS pay back principal over the life of the MBS rather than at maturity. Thus, a holder of the MBS, such as the Fund, would receive monthly scheduled
payments of principal and interest and may receive  unscheduled   principal
prepayments   representing  payments  on  the underlying  mortgages.  At the time the Fund reinvests the scheduled principal payments and any unscheduled prepayment of principal that it receives, the Fund may receive a rate of interest which is higher or lower than the rate of interest paid on the existing MBS, thus affecting the yield of the Fund.

                           Asset-Backed Securities
Asset-backed securities represent interests in pools of loans (generally unrelated to mortgage loans). Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.


                               Bank Obligations
     Assets of the Fund may be invested in U.S. dollar-denominated negotiable certificates of deposit, fixed time deposits and bankers acceptances of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof, including obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches, provided that in each case, such bank has more than $500 million in total assets, and has an outstanding short-term debt issue rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by or under the direction of the Board of Directors. See "Corporate Bond and Commercial Paper Ratings" in the Statement of Additional Information. There is no percentage limitation with respect to investments in negotiable certificates of deposit, fixed time deposits and bankers acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. While early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Fund are not invested in obligations of Brown Brothers Harriman, the Administrator, the Distributor, or in the obligations of the affiliates of any such organization or in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Fund's total assets would be invested in such deposits.

                            Repurchase Agreements
     Repurchase agreements may be entered into only with a primary dealer (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. This is an agreement in which the seller (the Lender) of a security agrees to repurchase from the Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of the Fund invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund always receives as collateral securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest. Payment for such securities is made for the Fund only upon physical delivery or evidence of book entry transfer to the account of Brown Brothers Harriman, the Fund's Custodian. If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 10% of the market value of the Fund's total assets would be invested in such repurchase agreements together with any other investment being held for the Fund for which market quotations are not readily available.

                        Reverse Repurchase Agreements
     Reverse repurchase agreements may be entered into only with a primary dealer (as designated by the Federal Reserve Bank of New
York) in U.S. Government obligations. This is an agreement in which the Corporation agrees for the Fund to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for the Fund. Proceeds of borrowings under reverse repurchase agreements are invested for the Fund. This is the speculative factor known as leverage. If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for the Fund as well as the value of securities purchased with the proceeds will decline. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement may not be entered into for the Fund if, as a result, more than one-third of the market value of the Fund's total assets, less liabilities other than the obligations created
by reverse repurchase   agreements,   would  be  engaged  in  reverse
repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the Fund"s obligations created by reverse repurchase agreements will be reduced within three days thereafter (not including weekends and holidays) or such longer period as the SEC may prescribe, to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of the Fund's assets, as defined above. A segregated account with the Custodian is established and maintained for the Fund with liquid assets in an amount at least equal to the Fund's purchase obligations under its reverse repurchase agreements. Such segregated account consists of liquid assets marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

                              Foreign Securities
Foreign  securities  are  securities  of  issuers  based  outside  the  United
States. The Fund considers an issuer to be based outside the United States if:
o it is organized under the laws of, or has a principal office located in, another country;
o     the principal  trading market for its securities is in another  country;
   or
o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


                           INVESTMENT RESTRICTIONS

     The Fund is operated under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act). (See "Additional Information".)

     Except that the Corporation may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund, the Corporation, with respect to the Fund, may not:

     (1) borrow money or mortgage or hypothecate its assets, except that in an amount not to exceed 1/3 of the current value of its net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money will be borrowed only from banks and only either to accommodate requests for the redemption of Fund shares while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or, reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

     (2) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures or the purchase, ownership, holding, sale or writing of options;

     (3) underwrite securities issued by other persons except insofar as it may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security;

     (4) make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of its net assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its net assets is invested in repurchase agreements maturing in more than seven days, or (c) by purchasing, subject to the limitation in paragraph (5) below, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan;

     (5)  knowingly   invest  in  securities  which  are  subject  to  legal
or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of its net assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days);

     (6)  enter  into  reverse  repurchase   agreements  which,   including
any borrowings described in paragraph (1), exceed, in the aggregate, one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, it will, within three days thereafter (not including weekends and holidays) or such longer period as the SEC may prescribe, reduce the amount of the obligations created by reverse repurchase agreements to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of its assets;

     (7) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);

     (8) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options);

     (9) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures or option contracts shall not be subject to this restriction;

     (10) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

     (11) invest more than 5% of its total assets in the securities or obligations of any one issuer (other than obligations issued by the U.S. Government, its agencies or instrumentalities); provided, however, that up to 25% of its total assets may be invested without regard to this restriction;

     (12) purchase more than 10% of all outstanding debt obligations of any one issuer (other than obligations issued by the U.S. Government, its agencies or instrumentalities).

     The Fund is classified as diversified for purposes of the 1940 Act, which means that at least 75% of the total assets is represented by cash; securities issued by the U.S. Government, its agencies or instrumentalities; and other securities limited in respect to any one issuer to an amount not greater in value than 5% of the Fund's total assets. The Fund does not purchase more than 10% of all outstanding debt obligations of any one issuer (other than obligations issued by the U.S. Government, its agencies or instrumentalities).

     Non-Fundamental Restrictions. The Fund may not as a matter of operating policy (except that the Corporation may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective , policies and restrictions as the Fund): (i) purchase securities of a investment company if such purchase at the time thereof would cause more than 10% of its total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held for it; (ii) invest more than 10% of its net assets (taken at the greater of cost or market value) in restricted securities; or (iii) invest less than 80% of the value of the total assets of the Fund in securities that are structured to provide protection against inflation. These policies are non-fundamental and may be changed without shareholder approval.

     Percentage and Rating Restrictions. If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.



                                  MANAGEMENT

      Information pertaining to the Directors and executive officers of the Corporation is set forth below. All of the Directors are not "interested persons" of the Corporation as defined by the 1940 Act.

---------------------------------------------------------------------------------------------
Name, Address,     Position(s)   Term of     Principal            Number of   Other
and Age            Held with     Office#     Occupation(s)        Funds in    Directorships
                   Corporation   and Length  During Past 5 Years  Fund        Held by
                                 of Time                          Complex     Director
                                 Served                           Overseen
                                                                  by
                                                                  Director^
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Joseph V. Shields  Chairman of   Since 1990  Managing Director,   12          None
Jr.* (aged 63) -   the Board                 Chairman and Chief
Shields &          and Director              Executive Officer
Company, 140                                 of Shields &
Broadway, New                                Company (registered
York, NY 10005                               broker-dealer and
                                             member of New York
                                             Stock Exchange);
                                             Chairman of Capital
                                             Management
                                             Associates, Inc.
                                             (registered
                                             investment
                                             adviser); Vice
                                             Chairman and
                                             Trustee of New York
                                             Racing Association;
                                             Director of Flowers
                                             Industries, Inc.
                                             (diversified food
                                             company).

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Eugene P. Beard    Director      Since 1993  Vice Chairman -      12          Director of
(aged 66) - the                              Finance/Operations               Old Westbury
Interpublic Group                            and CFO (May 1995 -              Funds (5)
of Companies,                                February 2000) and
Inc., 20 Marshall                            Special Advisor
Street, Suite                                (March 2000 -
210, S. Norwalk,                             Present), The
CT 06854                                     Interpublic Group
                                             of Companies, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Richard Carpenter  Director      Since 1999  Retired; Director    12          None
(aged 68) - 10820                            of Investments,
North La Quinta                              Pennsylvania Public
Drive, Tucson, AZ                            School Employees'
85737                                        Retirement System
                                             (until December
                                             1997).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
David P. Feldman   Director      Since 1990  Retired; Chairman    12          Director of
(aged 62) - 3                                and CEO of AT&T                  Dreyfus
Tall Oaks Drive,                             Investment                       Mutual Funds
Warren, NJ 07059                             Management                       (59 Funds)
                                             Corporation (until
                                             May 1997); Director
                                             of Jeffrey Co.
                                             (1992 to present);
                                             Director of QMED
                                             (1999 to present).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
J. Angus Ivory     Director      Since 1999  Retired; Director    12          None
(aged 69) -                                  of Brown Brothers
Greenway Farm,                               Harriman Ltd.
Tockenham,                                   (subsidiary of
Swindon,                                     Brown Brothers
Wiltshire, SN4                               Harriman & Co.)
7PP England                                  (until December
                                             2001); Director of
                                             Old Daily Equity
                                             Fund Saddlery (1992
                                             to present);
                                             Advisor, RAF
                                             Central Fund (1992
                                             to present).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Alan G. Lowy       Director      Since 1993  Private Investor.    12          None
(aged 62) - 4111
Clear Valley
Drive, Encino, CA
91436
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Arthur D.          Director      Since 1992  Retired; Executive   12          None
Miltenberger                                 Vice President and
(aged 63) -                                  Chief Financial
Richard K. Mellon                            Officer of Richard
& Sons, P.O. Box                             K. Mellon and Sons
RKM, Ligonier, PA                            (private
15658                                        foundation  until
                                             June 1998); Vice
                                             President and
                                             Treasurer of
                                             Richard King Mellon
                                             Foundation (until
                                             June 1998);
                                             Trustee, R.K.
                                             Mellon Family
                                             Trusts (since
                                             1981); General
                                             Partner, Mellon
                                             Family Investment
                                             Company IV, V and
                                             VI; Director of
                                             Aerostructures
                                             Corporation
                                             (aircraft
                                             manufacturer)
                                             (since 1996).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Officers
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Christopher Cecil  President     Since 2002  President of BBH     N/A         N/A
(aged 38) - 140                              Common Settlement
Broadway, New                                Fund, Inc., BBH
York, NY 10005                               Common Settlement
                                             Fund II, Inc., BBH
                                             Fund, Inc. and the
                                             BBH U.S. Money
                                             Market Portfolio
                                             (since August
                                             2002); Partner
                                             (since January
                                             2001) and Managing
                                             Director (since
                                             October 1996) of
                                             Brown Brothers
                                             Harriman & Co.
                                             ("BBH & Co.")
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Michael D.         Vice          Since 2002  Vice President,
Martins (aged 36)  President,                Treasurer,
- 140 Broadway,    Treasurer,                Principal
New York, NY 10005 Principal                 Accounting Officer,
                   Accounting                Principal Financial
                   Officer and               Officer and
                   Principal                 Principal Financial
                   Financial                 Officer of BBH
                   Officer                   Common Settlement
                                             Fund, Inc., BBH
                                             Common Settlement
                                             Fund II, Inc., BBH
                                             Fund, Inc. and the
                                             BBH U.S. Money
                                             Market Portfolio;
                                             Vice President
                                             (since April 2002)
                                             and Assistant Vice
                                             President (since
                                             December 1996) of
                                             BBH & Co.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gail C. Jones      Secretary     Since 2002  Secretary of BBH     N/A         N/A
(aged 49) - 1001                             Common Settlement
Liberty Avenue,                              Fund, Inc., BBH
Pittsburgh, PA                               Common Settlement
15222-3779                                   Fund II, Inc., BBH
                                             Fund, Inc. and the
                                             BBH U.S. Money
                                             Market Portfolio
                                             (since August
                                             2002); Counsel,
                                             ReedSmith, LLP
                                             (since October
                                             2002); Corporate
                                             Counsel January
                                             1997 to September
                                             2002 and Vice
                                             President January
                                             1999 to September
                                             2002 of Federated
                                             Services Company.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Peter J. Germain   Vice          Since 2002  Vice President of    N/A         N/A
(aged 43) - 1001   President                 BBH Common
Liberty Avenue,                              Settlement Fund,
Pittsburgh, PA                               Inc., BBH Common
15222-3779                                   Settlement Fund II,
                                             Inc., BBH Fund,
                                             Inc. and the BBH
                                             U.S. Money Market
                                             Portfolio (since
                                             August 2002);
                                             Senior Vice
                                             President,
                                             Federated Services
                                             Company (since
                                             November 1997).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Judith J. Mackin   Vice          Since 2002  Vice President of    N/A         N/A
(aged 42) - 1001   President                 BBH Common
Liberty Avenue,                              Settlement Fund,
Pittsburgh, PA                               Inc., BBH Common
15222-3779                                   Settlement Fund II,
                                             Inc., BBH Fund,
                                             Inc. and the BBH
                                             U.S. Money Market
                                             Portfolio (since
                                             August 2002); Vice
                                             President of
                                             Federated Services
                                             Company (since
                                             November 1997).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Victor Siclari     Assistant     Since 2002  Assistant Secretary  N/A         N/A
(aged 39) - 1001   Secretary                 of BBH Common
Liberty Avenue,                              Settlement Fund,
Pittsburgh, PA                               Inc., BBH Common
15222-3779                                   Settlement Fund II,
                                             Inc., BBH Fund,
                                             Inc. and the BBH
                                             U.S. Money Market
                                             Portfolio (since
                                             August 2002);
                                             Partner, ReedSmith,
                                             LLP (since October
                                             2002); Vice
                                             President (March
                                             1996 to September
                                             2002) and Senior
                                             Corporate Counsel
                                             (July 1998 to
                                             September 2002) of
                                             Federated
                                             Investors, Inc.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Nancy D. Osborn    Assistant     Since 2002  Assistant Secretary  N/A         N/A
(aged 36) - 140    Secretary                 of BBH Common
Broadway, New                                Settlement Fund,
York, NY 10005                               Inc., BBH Common
                                             Settlement Fund II,
                                             Inc., BBH Fund,
                                             Inc. and the BBH
                                             U.S. Money Market
                                             Portfolio (since
                                             August 2002);
                                             Associate, BBH &
                                             Co. (since April
                                             1996).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John C. Smith      Assistant     Since 2002  Assistant Treasurer  N/A         N/A
(age 37) - 140     Treasurer                 of BBH Common
Broadway, New                                Settlement Fund,
York, NY 10005                               Inc., BBH Common
                                             Settlement Fund II,
                                             Inc., BBH Fund,
                                             Inc. and the BBH
                                             U.S. Money Market
                                             Portfolio (since
                                             August 2002);
                                             Assistant Vice
                                             President (since
                                             September 2001),
                                             Associate
                                             (September
                                             2000-August 2001)
                                             and Senior Analyst
                                             (June 1999 - August
                                             2000) of BBH & Co.;
                                             Manager, Fund
                                             Administration,
                                             State Street Bank
                                             and Trust Company
                                             (June 1997 - May
                                             1999).
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Gregory Lomakin    Assistant     Since 2002  Assistant Treasurer  N/A         N/A
(aged 37) - 140    Treasurer                 of BBH Common
Broadway, New                                Settlement Fund,
York, NY 10005                               Inc., BBH Common
                                             Settlement Fund II,
                                             Inc., BBH Fund,
                                             Inc. and the BBH
                                             U.S. Money Market
                                             Portfolio (since
                                             August 2002);
                                             Assistant Vice
                                             President (since
                                             September 2001),
                                             and Associate (May
                                             1992-April 1998).
---------------------------------------------------------------------------------------------


# Each Director of the Corporation holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Directors to remove any officer in accordance with the Corporation's By-laws).

^ The Fund Complex consists of the Corporation, BBH Trust, BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc. and BBH U.S. Money Market Portfolio. The Corporation, which has eight series (including the Fund), and BBH Trust, which has four series, are each counted as one "fund" for purposes of this table.

BOARD OF DIRECTORS

      The Corporation's Directors, in addition to supervising the actions of the Corporation's Investment Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Corporation. The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the Directors of the Corporation review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Directors are assisted in this process by independent legal counsel.

      The Directors (except Mr. Shields) serve on an Audit Committee that selects the independent public accounts for the Fund and review accounting policies and controls. The Audit Committee held four meetings during the last fiscal year.

      Messrs. Shields, Feldman and Carpenter serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available. The Valuation Committee held five meetings during the last fiscal year.


                   Director Equity Ownership As Of 12/31/02

---------------------------------------------------------------------------
Name of Director          Dollar Range of Equity   Aggregate Dollar Range
                          Securities in Fund       of Equity Securities
                                                   in All Registered
                                                   Investment Companies
                                                   Overseen by Director
                                                   in Family of
                                                   Investment Companies
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P. Beard           None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P. Feldman          None                     $10,001-$50,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy              None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D. Miltenberger    None                     Over $100,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L. Carpenter      None                     Over $100,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
J. Angus Ivory            None                     None
---------------------------------------------------------------------------

      As of December 11, 2002, the Directors and officers of the Corporation as a group owned beneficially less than 1% of the outstanding shares of the Corporation, and to the knowledge of the Corporation, no person owned beneficially more than 5% of the outstanding shares of the Fund except as set forth below:

COMPENSATION

      Each Director of the Corporation receives a base annual fee of $15,000 (except the Chairman who receives a base annual fee of $20,000) and such base annual fee is allocated among all series of the Corporation, BBH Trust, BBH U.S. Money Market Portfolio, BBH Common Settlement Fund, and BBH Common Settlement Fund II (in each case, based upon their respective net assets). Members of the Valuation Committee (Mssrs. Feldman, Carpenter and Shields) receive and additional $2,000 per year. In addition, each series of the Corporation and BBH Trust, and the BBH U.S. Money Market Portfolio that has commenced operations, pays an annual fee to each Director of $1,000.

             Director Compensation For Fiscal Year Ended 10/31/02

-----------------------------------------------------------------------------
Name of Person,   Aggregate      Pension or     Estimated      Total
Position          Compensation   Retirement     Annual         Compensation
                  from Fund      Benefits       Benefits upon  from Fund
                                 Accrued as     Retirement     Complex^
                                 Part of Fund                  paid to
                                 Expenses                      Director
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Joseph V.         $1,178         None           None           $40,250
Shields, Jr.,
Director
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Eugene P. Beard,  $1,134         None           None           $35,250
Director
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Richard L.        $1,134         None           None           $35,250
Carpenter,
Director
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Clifford A.       $1,134         None           None           $35,250
Clark, Director*
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
David P.          $1,134         None           None           $35,250
Feldman, Director
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
J. Angus Ivory,   $1,134         None           None           $35,250
Director
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Alan G. Lowy,     $1,134         None           None           $35,250
Director
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Arthur D.         $1,134         None           None           $35,250
Miltenberger,
Director
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
David M.          $553           None           None           $17,250
Seitzman,
Director
Emeritus**
-----------------------------------------------------------------------------
^  See corresponding note to "Directors" table, above.
*  Retired, November 2002.
** As of May 26, 2001.

      Because of the services rendered to the Corporation by the Investment Adviser and the Administrator, the Corporation requires no employees other than its officers, and the officers receive no compensation from the Corporation or the Fund.

CODE OF ETHICS
     The Corporation, the Investment Adviser and the Distributor (each as described below) have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions
reasonably designed to identify and  address  potential   conflicts  of
interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Corporation, the Investment Adviser and the Distributor are on file with the SEC.

INVESTMENT ADVISER
     Under an Investment Advisory Agreement with the Corporation, subject to the general supervision of the Corporation's Directors and in conformance with the stated policies of the Fund, Brown Brothers Harriman provides investment advice and portfolio management services to the Fund. In this regard, it is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for the Fund, to place the purchase and sale orders for portfolio transactions of the Fund , and to manage, generally, the investments of the Fund.

     The Investment Advisory Agreement between Brown Brothers Harriman and the Corporation is dated December 15, 1993 and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) or by the Corporation's Directors, and (ii) by a vote of a majority of the Directors of the Corporation who are not parties to the
Investment  Advisory  Agreement or "interested   persons"  (as  defined  in
the  1940  Act)  of  the   Corporation ("Independent  Directors") cast in
person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was most recently approved by the Independent Directors on November 8, 2002. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors of the Corporation, or by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to Brown Brothers Harriman and by Brown Brothers Harriman on 90 days' written notice to the Corporation. (See "Additional Information".)

     The investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.25% of the Fund's average daily net assets. For the fiscal years ended October 31, 2002, 2001 and 2000, the Fund incurred $386,819, $151,759 and $44,145, respectively,  for advisory services.

     The investment advisory services of Brown Brothers Harriman to the Fund are not exclusive under the terms of the Investment Advisory
Agreement. Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.

     Pursuant to a license agreement between the Corporation and Brown Brothers Harriman dated November 9, 2001, the Corporation may use "BBH" in its name. The agreement may be terminated by Brown Brothers Harriman at any time upon written notice to the Corporation upon the expiration or earlier termination of any investment advisory agreement between a Fund or any investment company in which a series of the Corporation invests all of its assets and Brown Brothers Harriman. Termination of the agreement would require the Corporation to change its name and the name of the Fund to eliminate all references to BBH.

ADMINISTRATOR
     Brown Brothers Harriman Trust Company, LLC (the "Administrator") acts as Administrator for the Corporation. Brown Brothers Harriman Trust Company, LLC is a wholly-owned subsidiary of Brown Brothers Harriman.

     In its capacity as Administrator, Brown Brothers Harriman Trust Company, LLC administers all aspects of the Corporation's operations subject to the supervision of the Corporation's Directors except as set forth below under "Distributor". In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman Trust Company, LLC (i) provides the Corporation with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Corporation, including the maintenance of certain books and records; (ii) oversees the performance of administrative and professional services to the Corporation by others, including the Fund's
Custodian,   Transfer  and  Dividend   Disbursing  Agent;   (iii)  provides
the Corporation with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Corporation's registration statement and the Fund's prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Fund and reports to the Fund's shareholders and the SEC.

     The Administration Agreement between the Corporation and Brown Brothers Harriman Trust Company, LLC (dated November 1, 1993 and amended and restated January 1, 2001) will remain in effect for two years from such date and thereafter, but only so long as such agreement is specifically approved at least annually in the same manner as the Investment Advisory Agreement (see "Investment Adviser"). The Independent Directors most recently approved the Corporation's Administration Agreement on November
8, 2002. The agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors of the Corporation or by a vote of the holders of a "majority of the Corporation's outstanding voting securities" (as defined in the 1940 Act). (See "Additional Information"). The Administration Agreement is terminable by the Directors of the Corporation or shareholders of the Corporation on 60 days' written notice to Brown Brothers Harriman Trust Company, LLC and by Brown Brothers Harriman Trust Company, LLC on 90 days' written notice to the Corporation.

     The administrative fee payable to Brown Brothers Harriman Trust Company, LLC from the Fund is calculated daily and payable monthly at an annual rate equal to 0.10% of the Fund's average daily net assets. For the fiscal years ended October 31, 2002, 2001 and 2000, the Fund incurred $154,728, $60,704 and $17,658, respectively, for administrative services.

     Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman Trust Company, LLC and each of Federated
Services Company ("Federated") and Brown Brothers Harriman & Co. (each, a "Sub-administrator"), the Sub-administrators perform such sub-administrative duties for the Fund as are from time to time agreed upon by Brown Brothers Harriman Trust Company, LLC and each Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices of Brown Brothers
Harriman & Co. are  located at 140 Broadway,  New York,  New York  10005.
The Sub-administrators' sub-administrative duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund, participating in the preparation of documents required for compliance by the Fund with applicable laws and regulations, preparing certain documents in connection with meetings of Trustees and shareholders of the Fund, and other functions that would otherwise be performed by Brown Brothers Harriman Trust Company, LLC as set forth above. For performing such
sub-administrative   services,   each Sub-administrator  receives such
compensation from Brown Brothers Harriman Trust Company, LLC as is from time to time agreed to between Brown Brothers Harriman Trust Company, LLC and each Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman Trust Company, LLC by the Fund.

DISTRIBUTOR

     Effective September 16, 2002, Edgewood Services, Inc. ("Edgewood") serves as exclusive Distributor of the Fund's shares. Its offices are
located at 5800 Corporate Drive,  Pittsburgh,   Pennsylvania 15237-7000.
The Distributor's Agreement dated as of September 16, 2002 between the Trust and Edgewood remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distributor's Agreement was first approved by the Independent Directors of the Corporation on August 6, 2002. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Fund, at any time, without penalty, by the Board of Directors of the Corporation or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund on not more than ninety (90) days' written notice to Edgewood, and (ii) by Edgewood on ninety (90) days' written notice to the Trust.

SHAREHOLDER SERVICING AGENT
     The Corporation has entered into a shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as agent for the Corporation with respect to the Fund's Class N shares and Class A shares, among other things: answers inquiries from shareholders of and prospective investors in Class N shares and Class A shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assists shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and provides such other related services as the Corporation or a shareholder of or prospective investor in Class N shares or Class A Shares of the Fund may reasonably request. For these services, Brown Brothers Harriman receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares and Class A shares owned during the period for which payment was being made by shareholders who did not hold their account with an eligible institution.

FINANCIAL INTERMEDIARIES
     From time to time, the Fund's Shareholder Servicing Agent enters into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Class N shares and Class A shares of the Fund through that Financial Intermediary, which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in Class N shares and Class A shares of the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Corporation; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Class N shares or Class A shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent
practicable,  integrates such  information  with  information   concerning
other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares and Class A shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Corporation to its customers; and receives, tabulates and transmits to the Corporation proxies executed by its customers with respect to meetings of Class N and Class A shareholders of the Fund. A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Class N shares or Class A shares. Customer orders are priced at the NAV for Class N shares and Class A shares next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee. The Fund will be deemed to have received a purchase or redemption order for Class N shares or Class A shares when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from the Shareholder Servicing Agent as may be agreed upon from time to time between the Shareholder Servicing Agent and such Financial Intermediary.

ELIGIBLE INSTITUTIONS
        The Corporation enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Corporation with respect to shareholders of and prospective investors in Class N shares or Class A shares of the Fund who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Corporation; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class N shares or Class A shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Corporation to its customers; and receives, tabulates and transmits to the Corporation proxies executed by its customers with respect to meetings of shareholders of the Fund. For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the Fund's average daily net assets represented by Class N shares and Class A shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

EXPENSE PAYMENT AGREEMENT
     Under an agreement  dated February 20, 2001, the Administrator pays
the  Fund's  expenses  (see  "Annual  Fund  Operating   Expenses"  in  the
Prospectus), other than fees paid to Brown Brothers Harriman under the Corporation's Administration Agreement and other than expenses relating to the organization of the Fund. In return, the Administrator receives a fee from the Fund's Class N shares, Class I shares and Class A shares such that after such payment the aggregate expenses of the Fund do not exceed an agreed upon annual rate, currently 0.65%, 0.40% and 0.90% of the average daily net assets of Class N shares, Class I shares and Class A shares, respectively. Such fees are computed daily and paid monthly. The expense payment agreement will terminate on October 31, 2003.

     For the year ended October 31, 2002, the Administrator incurred $1,168,288 in expenses, including investment advisory fees of $386,819, shareholder servicing/eligible institution fees of $324,847 and custody fees of $137,026 paid to Brown Brothers Harriman on behalf of the Fund.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
     Brown Brothers Harriman ( the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, is Custodian for the Fund.

     As Custodian, it is responsible for maintaining books and records of the Fund's portfolio transactions and holding the Fund's portfolio securities and cash pursuant to a custodian agreement with the Corporation. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator, the Custodian maintains the Fund's accounting and portfolio transaction records and for each day computes the Fund's NAV.

     Forum Shareholder Services, Inc., Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Fund. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund's shares.

INDEPENDENT AUDITORS
     Deloitte & Touche LLP are the independent auditors for the Fund.

                               NET ASSET VALUE

     The NAV of each class of shares of the Fund is normally determined each day the New York Stock Exchange is open for regular trading. (As of the date of this Statement of Additional Information, such Exchange is open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.) The determination of NAV per share is made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets the amount of its liabilities, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made. NAV per share is determined separately for each class of shares by dividing the value of the Fund's total assets attributable to the shares of the class (less all liabilities attributable to the class) by the total number of shares of the class outstanding.

     The value of investments listed on a securities exchange is based on the last sale prices as of the close of regular trading of the New York Stock Exchange (which is currently 4:00 P.M., Eastern time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such Exchange. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

     Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Directors. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

                          COMPUTATION OF PERFORMANCE

     The average annual total rate of return of the Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000,
(b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

     The total rate of return of the Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result.

     The following table sets forth average annual total return information for Class N shares and Class I shares for the periods ended October 31, 2002:

Class N shares
         1 Year:                                         8.77%
         5 Years (annualized)                            8.28%
         10 Years* (annualized):                         6.49%

     * The inception date for the Fund was July 23, 1992. On February 20, 2001 all outstanding shares were reclassified as "Class N".

Class I shares
         1 Year:                                         9.09%
         Since Inception* (annualized):                 10.15%

     **    The inception date for the Fund's Class I shares was August 14,
2001.

     As Class A shares is a newly created share class of the Fund, (December 31, 2002) average annual total return information will be available once the share class has completed one year of performance.

     Performance calculations should not be considered a representation of the average annual or total rate of return of the Fund in the future since the rates of return are not fixed. Actual total rates of return and average annual rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Fund and the Fund's expenses during the period.

     Total and average annual rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.

     Any "yield" quotation of the Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30-day or one-month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     The yield should not be considered a representation of the yield of the Fund in the future since the yield is not fixed. Actual yields depend on the type, quality and maturities of the investments held by the Fund, changes in interest rates on investments, and the Fund's expenses during the period.

     Yield information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

     The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as Salomon Brothers Inflation-Linked Securities) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis. The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

     Period and average annualized total rates of return may be provided in such communications. The total rate of return refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.

     The Fund's yield and effective yield may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the projected income generated by an investment in the Fund over a 30-day or one-month period (which period is stated). This income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

                          PURCHASES AND REDEMPTIONS

     A confirmation of each purchase and redemption transaction is issued on execution of that transaction.

     The Corporation reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

     A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends or holidays or when regular trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of, the NAV of the Fund's portfolio securities to be unreasonable or impracticable, or
(iii) for such other periods as the SEC may permit.

     An  investor  should  be aware  that  redemptions  from the Fund may not
be processed  if  a  completed  account   application  with  a  certified
taxpayer identification number has not been received.

     In the event a shareholder redeems all shares held in the Fund, future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

                                FEDERAL TAXES

     Each year, the Corporation intends to continue to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund is not subject to federal income taxes on its net income and realized net long-term capital gains that are distributed to its shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Corporation intends to meet such requirements. Under Subchapter M of the Code the Fund is not subject to federal income taxes on amounts distributed to shareholders.

     Dividends paid from the Fund may be eligible for the dividends-received deduction allowed to corporate shareholders because all or a portion of the Fund's net income may consist of dividends paid by domestic corporations.

     Gains or losses on sales of securities for the Fund are treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where a put has been acquired or a call has been written thereon for the Fund. Other gains or losses on the sale of securities are treated as short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities are generally treated as gains and losses from the sale of securities. If an option written for the Fund lapses or is terminated through a closing transaction, such as a repurchase for the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid in the closing transaction. If securities are sold for the Fund pursuant to the exercise of a call option written for it, the premium received is added to the sale price of the securities delivered in determining the amount of gain or loss on the sale. The requirement that less than 30% of the Fund's gross income be derived from gains from the sale of securities held for less than three months may limit the ability to write options and engage in transactions involving stock index futures.

     Certain options contracts held for the Fund at the end of each fiscal year are required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss regardless of how long such options were held. The Fund may be required to defer the recognition of losses on stock or securities to the extent of any unrecognized gain on offsetting positions held for it.

     During periods of rising interest rates, the Investment Adviser may have to dispose of securities under disadvantageous circumstances in order to
generate cash  to  satisfy   the  Fund's   distribution   requirements.
Generally, an inflation-adjusted increase in principal is required to be included as income in the year the increase occurs even though the investor will not receive payment of amounts equal to such increase until the security matures. During periods of rising interest rates, the Fund will be required to accrue an increasing amount of inflation-adjusted income. The Fund will be required to distribute dividends equal to substantially all of its net investment income, including the daily accretion of inflation adjustments accrued by the Fund with respect to IIS for which the Fund receives no payments in cash prior to their maturity.

     Return of Capital. Any dividend or capital gains distribution has the effect of reducing the NAV of Fund shares held by a shareholder by the same amount as the dividend or capital gains distribution. If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution by the Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

     Redemption of Shares. Any gain or loss realized on the redemption of Fund shares by a shareholder who is not a dealer in securities would be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of Fund shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of Fund shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution in Fund shares.

     Other Taxes. The Fund may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

     Other Information. Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after October 31, the end of the Fund"s fiscal year. Additional tax information is mailed to shareholders in January.

     Under  U.S.  Treasury  regulations,   the  Corporation  and  each
Eligible Institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

     This tax discussion is based on the tax laws and regulations in effect on the date of this Prospectus, however such laws and regulations are subject to change. Shareholders and prospective investors are urged to
consult their tax advisors   regarding   specific   questions   relevant
to   their   particular circumstances.

                            DESCRIPTION OF SHARES

     The Corporation is an open-end management investment company organized as a Maryland corporation on July 16, 1990. Its offices are located at 40 Water Street, Boston, Massachusetts 02109; its telephone number is (617)
423-0800. The Articles  of   Incorporation   currently   permit  the
Corporation   to  issue 2,500,000,000  shares of common  stock,  par value
$0.001 per share, of which 25,000,000 shares have been classified as shares of BBH Inflation-Indexed Securities Fund Class N, 25,000,000 shares have been classified as shares of BBH Inflation-Indexed Securities Fund Class I, and 25,000,000 shares have been classified as shares of BBH Inflation-Indexed Securities Fund Class A. The Board of Directors also has the power to designate one or more additional series of shares of common stock or class thereof, and to classify and reclassify any unissued shares with respect to such series and/or classes. Currently there are seven such series in addition to the Fund, two of which also offer Class N and Class I shares.

     Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     Shares of the Corporation entitle their holders to a one full vote per full and fractional share. Separate votes are taken by a single series of the Corporation on matters affecting only that series, and by a single class of a particular series on matters affecting only that class. Shareholders in the Corporation do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Corporation may elect all of the Directors of the Corporation if they choose to do so and in such event the other shareholders in the
Corporation would not be able to elect any Director. The Corporation is not required and has no current intention to hold meetings of shareholders annually but the Corporation will hold special meetings of shareholders when in the judgment of the Corporation's Directors it is necessary or desirable to submit matters for a shareholder vote or as may be required by the 1940 Act or as my be permitted by the Articles of Incorporation or By-laws. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Directors by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Directors. Shareholders also have the right to remove one or more Directors without a meeting by a  declaration  in  writing  by a  specified  number  of shareholders.
Shares have no  preemptive or  conversion  rights.  The rights of redemption
are  described  in  the  Prospectus.   Shares  are  fully  paid  and
non-assessable by the Corporation. The Corporation's Articles of Incorporation provide that the Corporation may, upon the approval of its Board of Directors, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder. This might occur, for example, if the Fund does not reach or fails to maintain an economically viable size.

     Stock certificates are not issued by the Corporation.

     The By-laws of the Corporation provide that the presence in person or by proxy of the holders of record of one third of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of shareholders of the Fund, except as otherwise required by applicable law. The By-laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

     The Corporation's Articles of Incorporation provide that, at any meeting of shareholders of the Fund, each Eligible Institution or Financial Intermediary, may vote any shares as to which that Eligible Institution or Financial Intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution or Financial Intermediary is the agent of record. Any shares so voted by an Eligible Institution or Financial Intermediary are deemed represented at the meeting for purposes of quorum requirements.

     The Articles of Incorporation and the By-Laws of the Corporation provide that the Corporation indemnify the Directors and officers of the Corporation to the full extent permitted by the Maryland Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Corporation. However, nothing in the Articles of Incorporation or the By-Laws of the Corporation protects or indemnifies a Director or officer of the Corporation against any liability to the Corporation or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     The Corporation may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's investable assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as the Fund. Shareholders will receive 30 days prior written notice with respect to any such investment. In such event, the Fund would no longer directly require investment advisory services and therefore would pay no investment advisory fees. Further, the administrative services fee paid from the Fund would be reduced. At a shareholder's meeting held on September 23, 1993, the Fund's shareholders approved changes to the investment restrictions of the Fund to authorize such an investment. Such an investment would be made only if the Directors believe that the aggregate per share expenses of the Fund and such other investment company would be less than or approximately equal to the expenses which the Fund would incur if the Corporation were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

     It is expected that the investment of the Fund in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Corporation is requested to vote on matters pertaining to the investment company, the Corporation would hold a meeting of the Fund's shareholders and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Fund's shareholders.

     The Corporation has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (the "Plan") to permit the Corporation to establish a multiple class distribution system for the Fund. Under the Plan, each class of shares represents an interest in the same portfolio of investments of the Fund, and has the same rights and privileges as any other class of the Fund.


                       PORTFOLIO BROKERAGE TRANSACTIONS

     The portfolio of the Fund is managed  actively in pursuit of its
investment objective.   Securities  are  not  traded  for  short-term
profits but, when circumstances warrant, securities are sold without regard to the length of time held. A 25% annual turnover rate would occur, for example, if one-quarter of the securities in the Fund's portfolio (excluding short-term obligations) were replaced once in a period of one year. For the fiscal years ended October 31, 2002, 2001 and 2000, the portfolio turnover rate for the Fund was 428%, 325% and 327%, respectively. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tend to increase as the level of portfolio activity increases.

     The securities in which the Fund invests are traded primarily in the over-the-counter markets on a net basis and do not normally involve either brokerage commissions or transfer taxes. Where possible transactions on behalf of the Fund are entered directly with the issuer or from an underwriter or market maker for the securities involved. Purchases from underwriters of securities may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include a spread between the bid and asked price. The policy of the Fund regarding purchases and sales of securities is that primary consideration is given to obtaining the most favorable prices and efficient executions of transactions. In seeking to implement the Fund's policies, the Investment Adviser effects transactions with those brokers and dealers who the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. While reasonably competitive spreads or commissions are sought for the Fund, it will not necessarily be paying the lowest spread or commission available. If the Investment Adviser believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

     On those occasions when Brown Brothers Harriman deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, Brown Brothers Harriman, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund. In some instances, this procedure might adversely affect the Fund.

     Over-the-counter purchases and sales are transacted directly with principal market makers, except in those circumstances in which, in the judgment of the Investment Adviser, better prices and execution of orders can otherwise be obtained. If the Corporation effects a closing transaction with respect to a futures or option contract, such transaction normally would be executed by the same broker-dealer who executed the opening transaction. The writing of options by the Corporation may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Corporation may write may be affected by options written by the Investment Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

                                 NOTE RATINGS

     Notes rated MIG-1 by Moody's are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, though not as large as MIG-1. The commercial paper rating Prime-1 is the highest commercial paper rating assigned by Moody's and denotes that the issuer has superior capacity for repayment. Among the factors considered by Moody's in assigning note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years;
(vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     With  respect to notes,  an SP-1  rating  indicates a very strong or
strong capacity  to  pay  principal  and   interest.   Issues   determined
to possess overwhelming safety characteristics are given a plus (+) designation. SP-2 denotes a satisfactory capacity to pay principal and interest. The commercial paper rating A-1 is the highest paper rating assigned by Standard & Poor's and indicates a strong degree of safety regarding timely payments. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation. Among the factors considered by Standard & Poor's in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

                            ADDITIONAL INFORMATION

     As used in this Statement of Additional Information and the Prospectus, the term "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less.

     Fund  shareholders   receive  semi-annual   reports  containing
unaudited financial statements and annual reports containing financial statements audited by independent auditors.

     With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

     Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

                             FINANCIAL STATEMENTS

     The Annual Report of the Fund dated October 31, 2002 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report which also contains performance information will be provided, without charge, to each person receiving this Statement of Additional Information.




                                    PART C

ITEM 23.  EXHIBITS.

(a)   (1)   Restated Articles of Incorporation of the Registrant. (7)
      (2)   Establishment and Designation of Series of The 59 Wall Street
            U.S. Equity Fund and The 59 Wall Street Short/ Intermediate Fixed
                 Fund. (7)
      (3)   Establishment and Designation of Series of The 59 Wall Street
                Small Company Fund. (7)
      (4) Establishment and Designation of Series of The 59 Wall Street International Equity Fund. (7)
      (5)   Establishment and Designation of Series of The 59 Wall Street
                Short Term Fund. (7)
      (6)   Redesignation of series of The 59 Wall Street  Short/
                Intermediate Fixed Income Fund as The 59 Wall Street Inflation-Indexed Securities Fund. (8)
      (7)   Establishment and Designation of Series of The 59 Wall Street
                 Tax-Efficient U.S. Equity Fund. (9)
      (8)   Establishment and Designation of Series of The 59 Wall Street
                 Opportunities Fund. (12)
(b)         Amended and Restated By-Laws of the Registrant.(7)
(c)         Not Applicable.
(d)   (1)   Advisory Agreement with respect to The 59 Wall Street U.S. Equity
                Fund. (7)
      (2) Advisory Agreement with respect to The 59 Wall Street Short/Intermediate Fixed Income Fund. (7)
      (3) Form of Advisory Agreement with respect to The 59 Wall Street Inflation-Indexed Securities Fund. (8)
      (4) Form of Advisory Agreement with respect to The 59 Wall Street Tax-Efficient U.S. Equity Fund. (9)
(5)   Form of Advisory Agreement with respect to The 59 Wall Street
                Opportunities Fund. (12)
(6)   Form of Sub-Advisory Agreement with respect to The 59 Wall Street
               Opportunities Fund. (12)
(e)         Form of Amended and Restated Distribution Agreement. (3)
(f)         Not Applicable.
(g)   (1)   Form of Custody Agreement. (2)
      (2)   Form of Custodian Agreement with BBH&Co. (13)
      (3)   Form of Transfer Agency Agreement. (2)
      (4)   Form of Transfer Agency Agreement. (13)
(h)   (1)   Amended and Restated Administration Agreement. (13)
      (2)   Subadministrative Services Agreement w/ BBH & Co. (14)
      (3)   Subadministrative Services Agreement w/ Brown Brothers Harriman
                 Trust Company, LLC (14)
      (4)   Form of License Agreement. (1)
      (5)   Amended and Restated Shareholder Servicing Agreement. (6)
      (6)   Appendix A to Amended and Restated Shareholder Servicing
                Agreement. (12)
      (7)   Amended and Restated Eligible Institution Agreement. (6)
      (8)   Appendix A to Amended and Restated Eligible Institution
                Agreement. (14)
      (9) Form of Expense Reimbursement Agreement with respect to The 59 Wall Street U.S. Equity Fund. (6)
      (10)  Form of Expense Reimbursement Agreement with respect to The 59
            Wall Street Short/Intermediate Fixed Income Fund. (6)
      (11) Form of Expense Payment Agreement with respect to The 59 Wall Street Inflation-Indexed Securities
            Fund. (8)
      (12)  Expense Payment Agreement with respect to The 59 Wall Street
            Inflation-Indexed Securities Fund. (13)
      (13) Form of Expense Payment Agreement with respect to The 59 Wall Street Tax-Efficient U.S. Equity Fund. (9)
      (14)  Form of Expense Payment Agreement with respect to The 59 Wall
                Street International Equity Fund. (10)
      (15)  Expense Payment Agreement with respect to The 59 Wall Street
                Broad Market Fixed Income Fund. (14)
(i)   Opinion of Counsel (including consent). (2)
(j)   Independent auditors' consent. (14)
(k)   Not Applicable.
(l)   (1)   Copies of investment representation letters from initial
                shareholders. (2)
      (2) Form of investment representation letter from initial shareholders of The 59 Wall Street Opportunities Fund.(12)
(m)   Not Applicable.
(n)   Not Applicable.
(o)   Conformed copy of Power of Attorney. (13)
(p)   (1)   Code of Ethics of the Registrant. (13)
      (2)   Code of Ethics of the Adviser. (13)
      (3)   Code of Ethics of Edgewood Services, Inc. (15)

------------------------------------------------------------------------------

*   All exhibits have been filed electronically.

(1) Filed with the initial Registration Statement on July 16, 1990.

(2) Filed with Amendment No. 1 to this Registration Statement on October 9,
        1990.
(3) Filed with  Amendment  No.2 to this  Registration  Statement  on February
        14, 1991.
(4) Filed with Amendment No. 5 to this Registration Statement on June 15,
        1992.
(5) Filed with Amendment No. 7 to this Registration Statement on March 1,
        1993.
(6) Filed with  Amendment  No.9 to this  Registration  Statement  on December
        30, 1993.
(7) Filed with Amendment No. 24 to this Registration Statement on February 28, 1996.
(8) Filed with Amendment No. 27 to this Registration Statement on February 28, 1997.
(9) Filed with Amendment No. 38 to this Registration Statement on September 21, 1998.
(10) Filed with Amendment No. 40 to this Registration Statement on December 30, 1998.
(11) Filed with Amendment No.43 to this Registration Statement on February 26, 1999.
(12) Filed with Amendment No. 46 to this Registration Statement on September 28, 1999.
(13) Filed with Amendment No 63 to this Registration Statement on February 23, 2001.
(14) Filed with Amendment No 77 to this Registration Statement on August 15,
        2002.
(15) Filed with Amendment No. 79 to this Registration Statement on November 1, 2002.


Item 24. Persons Controlled by or Under Common Control with Registrant.

         See "Directors and Officers" in the Statement of Additional Information filed as part of this Registration Statement.


Item 25. Indemnification

         Reference is made to Article VII of Registrant's By-Laws and to Section of the Distribution Agreement between the Registrant and Edgewood Services, Inc.

         Registrant, its Directors and officers, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 26. Business and Other Connections of Investment Adviser.

         The Registrant's investment adviser, Brown Brothers Harriman & Co. ("BBH & Co."), is a New York limited partnership. BBH & Co. conducts a general banking business and is a member of the New York Stock Exchange, Inc. To the knowledge of the Registrant, none of the general partners or officers of BBH & Co. is engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27. Principal Underwriters.

     (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Banknorth Funds, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., Golden Oak Family of Funds, The Huntington Funds, Huntington VA Funds, The Riverfront Funds, and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant
--------------------------------------------------------------------------------

Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive              --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              President,                     Vice President
                              --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Maureen O'Hara-McCue          Assistant Vice President            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,          Assistant Secretary
                              Assistant
5800 Corporate Drive          Edgewood Services, Inc.             Secretary
Pittsburgh, PA 15237-7002

            (c)  Not applicable


Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of:

         BBH FUND, INC.
         40 Water Street
         Boston, MA 02109

     (Notices should be sent to the Agent for Service at the above address)

         5800 Corporate Drive
         Pittsburgh, PA 15237-7010

         Brown Brothers Harriman & Co.
         59 Wall Street
         New York, NY 10005

     (investment adviser, eligible institution and shareholder servicing agent)

         Brown Brothers Harriman Trust Company, LLC
         140 Wall Street
         New York, NY  10005
            (administrator)

         Federated Services Company
         1001 Liberty Avenue
         Pittsburgh, PA 15222-3779
            (sub-administrator)

         Edgewood Services, Inc.
         Federated Investors Tower
         1001 Liberty Avenue
         Pittsburgh, PA  15222-3779
            (distributor)

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA  02109
            (custodian)

         Forum Shareholder Services
         Two Portland Square
         Portland, ME  04101
            (transfer agent)


Item 29. Management Services.

         Other than as set forth under the caption "Management of the Corporation" in the Prospectus constituting Part A of the Registration Statement, Registrant is not a party to any management-related service contract.


Item 30. Undertakings.

        Not applicable.



                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BBH Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Pittsburgh, and Commonwealth of Pennsylvania on the 11th day of December, 2002.

                                BBH FUND, INC.

                          By: /S/ CHRISTOPHER CECIL
                         Christopher Cecil, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

Signature                                                          Title

/s/ J.V. SHIELDS, JR.                           Director and Chairman of
(J.V. Shields, Jr.)                                     the Board

/s/ CHRISTOPHER CECIL                           President (Principal
(Christopher Cecil)                                     Executive Officer)

/s/ EUGENE P. BEARD                             Director
(Eugene P. Beard)

/s/ DAVID P. FELDMAN                            Director
(David P. Feldman)

/s/J. ANGUS IVORY                               Director
(J. Angus Ivory)

/s/ ARTHUR D. MILTENBERGER                      Director
(Arthur D. Miltenberger)

/s/ ALAN D. LOWY                                Director
(Alan D. Lowy)

/s/ CLIFFORD A. CLARK                           Director
(Clifford A. Clark)

/s/ RICHARD L. CARPENTER                        Director
(Richard L. Carpenter)

/s/MICHAEL D. MARTINS                           Treasurer, Vice President,
(Michael D. Martins)                                    Principal Accounting
                                                        Officer and Principal
                                                        Financial Officer